Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended		196 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Operating activities:
Net (loss)/income	$ (5,163)	$ 4,685	$ (109,134)
Adjustments for non-cash items:
Loss/(gain) on derivative warrants	1,563	(8,071)	(3,257)
Depreciation and amortization	0	0	1,404
Non-cash Cadherin Biomedical Inc. litigation expense	0	0	1,187
Unrealized foreign exchange (gain)/loss	0	(9)	36
Loss on impairment of capital assets	0	0	386
Amortization of and gain on lease inducements	0	0	(412)
Non-cash severance expense	0	0	168
Stock options issued to consultants	152	121	1,048
Stock options issued to employees	174	129	10,269
Acquired in-process research and development	0	0	13,094
Changes in non-cash working capital	280	(81)	174
Net cash used in operating activities	(2,994)	(3,226)	(85,037)
Investing activities:
Purchase of capital assets	0	0	(1,440)
Disposal of capital assets	0	0	115
Proceeds from sale of assets	0	0	24
Release of restricted cash	0	0	190
Restricted cash	0	0	(209)
Purchase of short-term investments	0	0	(22,148)
Redemption of short-term investments	0	0	22,791
Investment in Cadherin Biomedical Inc.	0	0	(166)
Acquired intellectual property rights	0	0	(640)
Net cash used in investing activities	0	0	(1,483)
Financing activities:
Conversion of long-term debt to equity	0	0	68
Long-term debt repayments	0	0	(65)
Capital lease repayments	0	0	(8)
Issuance of common stock	0	2,566	86,443
Registration expense	0	0	(465)
Financing expenses	0	0	(544)
Proceeds from convertible note	0	0	3,017
Other liability repayments	0	0	(87)
Security deposits received	0	0	35
Proceeds from exercise of stock options	0	0	51
Net cash provided from financing activities	0	2,566	88,445
Effect of exchange rate changes on cash and cash equivalents	0	10	378
Net change in cash and cash equivalents	(2,994)	(650)	2,303
Cash and cash equivalents - Beginning of period	5,297	5,947	0
Cash and cash equivalents - End of period	$ 2,303	$ 5,297	$ 2,303